PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 190,599	$ 161,781	$ 94,509
Less accumulated depreciation	(35,409)	(21,123)	(43,491)
Property and equipment, net	155,190	140,658	51,018
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	18,770	17,192	2,509
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	74,404	73,567	0
Website Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,922	46,922	0
Product Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50,503	$ 24,100